Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Balance at beginning of period	$ 776,000	$ 279,000	$ 279,000	$ 29,000
Deferred revenue additions during period	604,000	546,000	1,326,000	1,003,000
Revenue recognized during period	(587,000)	(391,000)	(829,000)	(753,000)
Balance at end of period	$ 793,000	$ 434,000	$ 776,000	$ 279,000